Commitments and Contingencies (Operating lease) (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Aug. 31, 2017 ft²	Aug. 31, 2014 ft²	Jul. 31, 2013 ft²	Mar. 31, 2012	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($) ft²
Commitments And Contingencies Disclosure [Line Items]
Future minimum payments related to operating lease					$ 16,405
Office space, square feet vacated | ft²							11,200
Office space, square feet reoccupied | ft²						5,400
Operating lease expense					4,600	$ 4,500	$ 5,400
Mountain View, California lease agreement
Commitments And Contingencies Disclosure [Line Items]
Operating lease, term				10 years
Operating lease, percentage of annual base rent increase				3.00%
Future minimum payments related to operating lease					4,200
Westford, Massachusetts Lease Agreement
Commitments And Contingencies Disclosure [Line Items]
Operating lease, term			5 years 3 months
Future minimum payments related to operating lease					400
Office space, square feet | ft²			20,000
Gold River, California Lease Agreement
Commitments And Contingencies Disclosure [Line Items]
Operating lease, term		4 years 5 months
Future minimum payments related to operating lease					3,400
Office space, square feet | ft²		50,000
South Jordan, Utah
Commitments And Contingencies Disclosure [Line Items]
Operating lease, term	5 years 3 months
Future minimum payments related to operating lease					$ 3,400
Office space, square feet | ft²	28,000